Share option plan (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule Of Stock Options Outstanding Information [Table Text Block]

The following table summarizes information about stock options outstanding at December 31, 2012:

Options outstanding				Options vested
Range of exercise price	Number outstanding	Weighted average remaining contractual life – years	Weighted average exercise price	Number exercisable	Weighted average exercise price
$0.09 – $0.18	2,118,562	4.46	$0.11	722,475	$0.13
$0.22 – $0.49	2,659,675	3.26	0.38	1,088,275	0.46
$0.50 – $0.71	2,205,625	0.32	0.57	2,205,625	0.57
	6,983,862	2.70	$0.36	4,016,375	$0.46

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

Changes for the stock option plan during the years ended December 31 are as follows:

	Year ended 2012		Year ended 2011
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Options outstanding, beginning of year	5,952,701	$0.55	5,184,813	$0.58
Options granted	3,673,762	0.17	1,660,757	0.42
Options exercised	–	–	–	–
Options forfeited and expired	(2,642,601)	0.52	(892,869)	0.32
Options outstanding, end of year	6,983,862	0.36	5,952,701	0.55
Options exercisable, end of year	4,016,375	0.46	3,822,758	0.59
Weighted average fair value of options granted during the year		$0.08		$0.32

Schedule Of Nonvested Stock Options Activity [Table Text Block]
The following table summarizes information about unvested stock options outstanding at December 31, 2012:

	Number of shares	Weighted average exercise price
Unvested options outstanding beginning of year	2,129,943	$0.47
Options granted	3,673,762	0.17
Options vested	(1,885,366)	0.35
Options forfeited	(950,852)	0.30
Unvested options outstanding end of year	2,967,487	$0.21
Weighted average grant date fair value of unvested options, end of year		$0.08